PRUDENTIAL JENNISON SMALL COMPANY FUND, INC.

Gateway Center Three, 4th floor
100 Mulberry Street
Newark, New Jersey 07102

November 24, 2010

VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:     485(b) Filing for Prudential Jennison Small Company Fund, Inc.
     Registration Nos. 002-68723, 811-03084

Ladies and Gentlemen:

     Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Fund hereby certifies (i) that its Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497 (c) would not have differed from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 51 and (ii) that the text of the Post-Effective Amendment was filed electronically on November 23, 2010.

Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at (973) 802-6469.

Sincerely,

                                                                               /s/ Jonathan D. Shain

                                                                                          Jonathan D. Shain
                                                                                          Assistant Secretary